Share-based payments - Additional Information (Details)	12 Months Ended			125 Months Ended
	Dec. 31, 2024 USD ($) offering_period $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	May 31, 2020 vesting_condition shares	Sep. 21, 2016 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit from compensation expense | $	$ 0
Stock compensation plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted (in dollars per share) | $ / shares	$ 30.11	$ 32.89	$ 35.05
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Eligible contribution of regularly compensation	15.00%
Percentage of discount from market value	10.00%
Number of consecutive offering periods | offering_period	2
Share based payment award stock plan offering period	6 months
Granted (in shares)	16,762	26,551
2020 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)				3,000,000
2010 and 2020 Omnibus Plan | Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued upon exercise of each option (in shares)				1
Expiration period				10 years
Number of vesting conditions | vesting_condition				2
2010 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested and exercisable at end of year (in shares)	0	0
2010 Omnibus Plan | Time vesting employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period				90 days
Percent of option award granted, time vested				50.00%
2010 Omnibus Plan | Time vesting employee stock option | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage				25.00%
2010 Omnibus Plan | Time vesting employee stock option | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage				25.00%
2010 Omnibus Plan | Time vesting employee stock option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage				25.00%
2010 Omnibus Plan | Time vesting employee stock option | Share-based Compensation Award, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage				25.00%
2010 Omnibus Plan | Performance vesting employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of option award granted, performance vesting				50.00%
Valuation event, percent of total common shares transferred				5.00%
Multiple of invested capital (more than)					200.00%
Original capital invested (in dollars per share) | $ / shares					$ 12.09
EDIP | Time vesting shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Granted (in shares)	105,000	199,000	486,000
Executive Long-Term Incentive Share Plan 2016, 2015, 2014, 2013 | Time vesting shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Executive Long-Term Incentive Share Plan 2016, 2015, 2014, 2013 | Performance vesting shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years